Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 993	€ 1,103	€ 854
Depreciation	73	99	101
Impairment charges / (reversals) on financial assets, excluding receivables	20	(45)	262
Impairment charges / (reversals) on non-financial assets and receivables	48	60	128
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	850	929	637
Depreciation	53	56	56
Impairment charges / (reversals) on financial assets, excluding receivables	12	(23)	151
Impairment charges / (reversals) on non-financial assets and receivables	17	37	72
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Depreciation		20	20
Impairment charges / (reversals) on financial assets, excluding receivables		(14)	86
Impairment charges / (reversals) on non-financial assets and receivables		12	21
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	107	113	119
Depreciation	4	6	9
Impairment charges / (reversals) on financial assets, excluding receivables	0
Impairment charges / (reversals) on non-financial assets and receivables	11		17
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	7	1	1
Impairment charges / (reversals) on financial assets, excluding receivables		(8)	11
Impairment charges / (reversals) on non-financial assets and receivables	18	11	14
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	2	2	2
Impairment charges / (reversals) on non-financial assets and receivables		1	4
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	36	61	97
Depreciation	6	€ 15	12
Impairment charges / (reversals) on financial assets, excluding receivables	7		15
Impairment charges / (reversals) on non-financial assets and receivables	€ 1		€ 0